SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 AMERICA • ASIA PACIFIC • EUROPE

May 21, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Equity Dividend Fund

Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of BlackRock Equity Dividend Fund (the “Registrant”), we hereby transmit for filing with the Securities and Exchange Commission the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to (i) the acquisition by the Registrant, of all of the assets and certain stated liabilities of FDP Equity Dividend Fund, a series of FDP Series, Inc., in exchange for Investor A, Investor C and Institutional Shares of the Registrant and (ii) other acquisitions of different registrants of all the assets and certain stated liabilities of other series of FDP Series, Inc.

Any questions or comments on the enclosed materials should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.